Capital and financial risk management - Risk management strategy of hedge relationships - Tabular disclosure (Details) $ in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 EUR (€) $ / €	Mar. 31, 2024 EUR (€) $ / €	Mar. 31, 2024 EUR (€) SFr / €	Mar. 31, 2024 EUR (€) £ / €	Mar. 31, 2024 EUR (€) $ / €	Mar. 31, 2024 EUR (€) ¥ / €	Mar. 31, 2024 EUR (€) kr / €	Mar. 31, 2024 EUR (€) R / €	Mar. 31, 2024 EUR (€) ₺ / €	Mar. 31, 2024 EUR (€) ₺ / $	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€) $ / €	Mar. 31, 2023 EUR (€) $ / €	Mar. 31, 2023 EUR (€) SFr / €	Mar. 31, 2023 EUR (€) £ / €	Mar. 31, 2023 EUR (€) $ / €	Mar. 31, 2023 EUR (€) ¥ / €	Mar. 31, 2023 EUR (€) kr / €	Mar. 31, 2023 EUR (€) R / €	Mar. 31, 2023 EUR (€) ₺ / €	Mar. 31, 2023 EUR (€) ₺ / $	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Risk management strategy of hedge relationships
Nominal value	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 26,153,000,000	€ 26,153,000,000	€ 26,153,000,000	€ 26,153,000,000	€ 26,153,000,000	€ 26,153,000,000	€ 26,153,000,000	€ 26,153,000,000	€ 26,153,000,000	€ 26,153,000,000	€ 26,153,000,000
Carrying value assets	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	4,758,000,000	4,758,000,000	4,758,000,000	4,758,000,000	4,758,000,000	4,758,000,000	4,758,000,000	4,758,000,000	4,758,000,000	4,758,000,000	4,758,000,000
Carrying value liabilities	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	220,000,000	220,000,000	220,000,000	220,000,000	220,000,000	220,000,000	220,000,000	220,000,000	220,000,000	220,000,000	220,000,000
Other comprehensive income
Opening balance	(30,262,000,000)
Closing balance	(28,202,000,000)											(30,262,000,000)
Additional losses from previous designated hedge relationships included in carrying value of bonds	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	€ 710,000,000	€ 710,000,000	776,000,000	776,000,000	776,000,000	776,000,000	776,000,000	776,000,000	776,000,000	776,000,000	776,000,000	€ 776,000,000	€ 776,000,000
Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	(1,892,000,000)											(285,000,000)
(Gain)/Loss deferred to OCI	(1,983,000,000)											2,503,000,000
Gain/(Loss) recycled to financing costs	(254,000,000)											(896,000,000)
Closing balance	345,000,000											(1,892,000,000)
Foreign exchange risk
Other comprehensive income
Average FX rate										29.68	30.15										18.36	20.07
Foreign exchange risk | Euro to Turkish Lira forward exchange contracts
Risk management strategy of hedge relationships
Nominal value	166,000,000	166,000,000	166,000,000	166,000,000	166,000,000	166,000,000	166,000,000	166,000,000	166,000,000	€ 166,000,000	€ 166,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	€ 259,000,000	€ 259,000,000
Foreign exchange risk | USD to Turkish Lira forward exchange contracts
Risk management strategy of hedge relationships
Nominal value	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	124,000,000	124,000,000	124,000,000	124,000,000	124,000,000	124,000,000	124,000,000	124,000,000	124,000,000	124,000,000	124,000,000	$ 130	$ 134
Cash flow hedges
Other comprehensive income
Loss from foreign currency basis outside the cash flow and net investment hedge relationships	251,000,000											383,000,000
Hedge ineffectiveness	67,000,000											0
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | US dollar bonds
Risk management strategy of hedge relationships
Nominal value	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000
Carrying value assets	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000
Carrying value liabilities	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000
Other comprehensive income
Average FX rate | $ / €		1.18											1.18
Average euro interest rate	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.29%	3.14%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | US dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (2,709,000,000)											€ (1,484,000,000)
(Gain)/Loss deferred to OCI	(1,775,000,000)											2,321,000,000
Gain/(Loss) recycled to financing costs	(124,000,000)											(1,096,000,000)
Closing balance	(810,000,000)											(2,709,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Australian dollar bonds
Risk management strategy of hedge relationships
Nominal value	288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000
Carrying value assets												€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000
Carrying value liabilities	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000
Other comprehensive income
Average FX rate | $ / €			1.56											1.56
Average euro interest rate	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Australian dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (21,000,000)											€ (5,000,000)
(Gain)/Loss deferred to OCI	(14,000,000)											(31,000,000)
Gain/(Loss) recycled to financing costs	6,000,000											47,000,000
Closing balance	(13,000,000)											(21,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Swiss franc bonds
Risk management strategy of hedge relationships
Nominal value	624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000
Carrying value assets	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000
Other comprehensive income
Average FX rate | SFr / €				1.08											1.08
Average euro interest rate	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.57%	1.26%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Swiss franc bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (3,000,000)											€ 20,000,000
(Gain)/Loss deferred to OCI	22,000,000											43,000,000
Gain/(Loss) recycled to financing costs	(15,000,000)											(20,000,000)
Closing balance	(10,000,000)											(3,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Pound sterling bonds
Risk management strategy of hedge relationships
Nominal value	4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	4,195,000,000	€ 4,195,000,000	€ 4,195,000,000	€ 4,195,000,000	€ 4,195,000,000	€ 4,195,000,000	€ 4,195,000,000	€ 4,195,000,000	€ 4,195,000,000	€ 4,195,000,000	€ 4,195,000,000
Carrying value assets	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	61,000,000	61,000,000	61,000,000	61,000,000	61,000,000	61,000,000	61,000,000	61,000,000	61,000,000	61,000,000	61,000,000
Carrying value liabilities	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000
Other comprehensive income
Average FX rate | £ / €					0.86											0.86
Average euro interest rate	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	4.05%	3.15%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Pound sterling bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (37,000,000)											€ 109,000,000
(Gain)/Loss deferred to OCI	(244,000,000)											(6,000,000)
Gain/(Loss) recycled to financing costs	(126,000,000)											152,000,000
Closing balance	333,000,000											(37,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Hong Kong dollar bonds
Risk management strategy of hedge relationships
Nominal value	233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000
Carrying value assets	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000
Other comprehensive income
Average FX rate | $ / €						9.08											9.08
Average euro interest rate	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.92%	1.48%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Hong Kong dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (5,000,000)											€ 7,000,000
(Gain)/Loss deferred to OCI	(2,000,000)											17,000,000
Gain/(Loss) recycled to financing costs	(3,000,000)											(5,000,000)
Closing balance												(5,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Japanese yen bonds
Risk management strategy of hedge relationships
Nominal value	78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000
Carrying value assets												€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000
Carrying value liabilities	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000
Other comprehensive income
Average FX rate | ¥ / €							128.53											128.53
Average euro interest rate	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Japanese yen bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (12,000,000)											€ 2,000,000
(Gain)/Loss deferred to OCI	(15,000,000)											9,000,000
Gain/(Loss) recycled to financing costs	9,000,000											5,000,000
Closing balance	(6,000,000)											(12,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Norwegian krona bonds
Risk management strategy of hedge relationships
Nominal value	241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000
Carrying value liabilities	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000
Other comprehensive income
Average FX rate | kr / €								9.15											9.15
Average euro interest rate	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Norwegian krona bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (12,000,000)											€ 3,000,000
(Gain)/Loss deferred to OCI	(13,000,000)											(17,000,000)
Gain/(Loss) recycled to financing costs	6,000,000											32,000,000
Closing balance	(5,000,000)											(12,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Foreign exchange forwards
Risk management strategy of hedge relationships
Nominal value	287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	383,000,000	€ 383,000,000	€ 383,000,000	€ 383,000,000	€ 383,000,000	€ 383,000,000	€ 383,000,000	€ 383,000,000	€ 383,000,000	€ 383,000,000	€ 383,000,000
Carrying value liabilities	€ 42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	€ 34,000,000	34,000,000	34,000,000	34,000,000	34,000,000	34,000,000	34,000,000	34,000,000	34,000,000	34,000,000	34,000,000
Other comprehensive income
Average FX rate	29.88											18.92
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Foreign exchange forwards | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (34,000,000)											€ (69,000,000)
(Gain)/Loss deferred to OCI	15,000,000											(34,000,000)
Gain/(Loss) recycled to financing costs	(7,000,000)											(1,000,000)
Closing balance	(42,000,000)											(34,000,000)
Cash flow hedges | Foreign currency and interest rate risk | Currency swap contract | US dollar bonds
Risk management strategy of hedge relationships
Nominal value												417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000
Carrying value assets												€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000
Other comprehensive income
Average FX rate | $ / €													1.17
Average euro interest rate												1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%		1.07%
Cash flow hedges | Foreign currency and interest rate risk | Currency swap contract | US dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	(11,000,000)											€ (1,000,000)
(Gain)/Loss deferred to OCI	(11,000,000)											20,000,000
Gain/(Loss) recycled to financing costs												(10,000,000)
Closing balance												(11,000,000)
Net investment hedge
Other comprehensive income
Hedge ineffectiveness	0											0
Gain from foreign currency basis outside the cash flow and net investment hedge relationships	10,000,000											17,000,000
Net investment hedge | Foreign exchange risk | Cross currency and foreign exchange swaps | South African rand investment
Risk management strategy of hedge relationships
Nominal value	1,505,000,000	1,505,000,000	1,505,000,000	1,505,000,000	1,505,000,000	1,505,000,000	1,505,000,000	1,505,000,000	1,505,000,000	1,505,000,000	1,505,000,000	2,004,000,000	€ 2,004,000,000	€ 2,004,000,000	€ 2,004,000,000	€ 2,004,000,000	€ 2,004,000,000	€ 2,004,000,000	€ 2,004,000,000	€ 2,004,000,000	€ 2,004,000,000	€ 2,004,000,000
Carrying value assets	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000
Other comprehensive income
Average FX rate | R / €									17.81											18.23
Average euro interest rate	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	2.19%	1.83%
Net investment hedge | Foreign exchange risk | Cross currency and foreign exchange swaps | South African rand investment | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ 952,000,000											€ 1,133,000,000
(Gain)/Loss deferred to OCI	54,000,000											181,000,000
Closing balance	€ 898,000,000											€ 952,000,000